Pay vs Performance Disclosure - USD ($)	12 Months Ended					24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table presents information regarding compensation actually paid to the Company’s CEO and Non-CEO NEOs and certain Company performance metrics. The amount of compensation actually paid is calculated in accordance with Item 402(v) of Regulation S-K which requires disclosure of the relationship between executive pay versus the Company’s financial performance. However, compensation actually paid does not reflect the actual amount earned by or paid to our NEOs during a covered year.

			Average Summary		Value of Initial Fixed $100 Investment Based On:
	Summary Compensation Table Total for CEO(1) ($)	Compensation Actually Paid to CEO(2) ($)	Compensation Table Total for Non-CEO NEOs(1) ($)	Average Compensation Actually Paid to Non-CEO NEOs(2) ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return(3) ($)	Net Income (in ’000) ($)	Core Earnings(4) (in ’000) ($)
2024	3,049,880	3,083,255	1,480,534	1,561,495	109.42	113.20	96,049	93,559
2023	2,933,196	1,775,736	1,436,294	851,319	85.77	99.60	100,013	104,718
2022	3,061,528	2,297,791	1,221,449	904,520	99.15	93.07	142,587	137,961
2021	3,161,351	3,903,652	1,420,768	1,835,010	123.13	136.64	106,060	111,165
2020	2,962,985	2,250,728	1,207,732	897,731	75.89	91.29	61,212	72,186

Company Selected Measure Name	Core earnings
Named Executive Officers, Footnote
(1)	Mr. Maher was the CEO for the time period indicated. For 2023 and 2024, the non-CEO NEO group consisted of Messrs. Barrett, Lebel, and Tsimbinos and Ms. Estep. For 2022, the non-CEO NEO group consisted of Messrs. Barrett, Lebel, and Tsimbinos, Ms. Estep, and Michael Fitzpatrick, former Chief Financial Officer of the Bank and the Company. For 2021, the non-CEO NEO group consisted of Messrs. Fitzpatrick, Lebel, and Tsimbinos and Ms. Estep. For 2020, the non-CEO NEO group consisted of Messrs. Fitzpatrick, Lebel, and Tsimbinos, and Grace Vallacchi, former Chief Risk Officer of the Bank and the Company.

Peer Group Issuers, Footnote [Text Block]
(3)	Peer group is the KBW Regional Banking Index used for purposes of Item 201(e) of Regulation S-K.

PEO Total Compensation Amount	$ 3,049,880	$ 2,933,196	$ 3,061,528	$ 3,161,351	$ 2,962,985
PEO Actually Paid Compensation Amount	$ 3,083,255	1,775,736	2,297,791	3,903,652	2,250,728
Adjustment To PEO Compensation, Footnote
	2024
	Compensation Actually Paid to CEO ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
Total Compensation in the Summary Compensation Table	3,049,880	1,480,534
Deduct Amounts Reported in Summary Compensation Table:
Equity Awards	(1,034,791)	(621,884)
Change in Defined Benefit Pension Value	—	—
Other Additions (Deductions) to Arrive at Compensation Actually Paid:
Value of awards granted in the covered year that are outstanding and unvested at year end	1,251,909	752,380
Change in value of awards granted in a prior year that are outstanding and unvested at year end	(111,887)	(9,018)
Value of awards granted in a prior year that vest in the covered year	(71,855)	(40,518)
Fair value of awards forfeited in current fiscal year determined at prior fiscal year	—	—
Aggregate of Pension Service Cost and Prior Service Cost	—	—
Dividend Paid on unvested shares/share units(a)	—	—
Compensation Actually Paid	3,083,255	1,561,495

Non-PEO NEO Average Total Compensation Amount	$ 1,480,534	1,436,294	1,221,449	1,420,768	1,207,732
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,561,495	851,319	904,520	1,835,010	897,731
Adjustment to Non-PEO NEO Compensation Footnote
	2024
	Compensation Actually Paid to CEO ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
Total Compensation in the Summary Compensation Table	3,049,880	1,480,534
Deduct Amounts Reported in Summary Compensation Table:
Equity Awards	(1,034,791)	(621,884)
Change in Defined Benefit Pension Value	—	—
Other Additions (Deductions) to Arrive at Compensation Actually Paid:
Value of awards granted in the covered year that are outstanding and unvested at year end	1,251,909	752,380
Change in value of awards granted in a prior year that are outstanding and unvested at year end	(111,887)	(9,018)
Value of awards granted in a prior year that vest in the covered year	(71,855)	(40,518)
Fair value of awards forfeited in current fiscal year determined at prior fiscal year	—	—
Aggregate of Pension Service Cost and Prior Service Cost	—	—
Dividend Paid on unvested shares/share units(a)	—	—
Compensation Actually Paid	3,083,255	1,561,495

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Executive Compensation Actually Paid Versus Cumulative Total Shareholder Return
Compensation Actually Paid vs. Net Income [Text Block]	Executive Compensation Actually Paid Versus Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Executive Compensation Actually Paid Versus Core Earnings
Total Shareholder Return Vs Peer Group [Text Block]	OCFC Versus KBW Shareholder Return
Tabular List [Table Text Block]

Company’s Most Important Financial Performance Measures

The following were the most important financial performance measures used to link the NEOs’ compensation actually paid to the Company’s financial performance for the most recently completed fiscal year:

Core Earnings
Core ROA
Core Efficiency Ratio
TSR

Total Shareholder Return Amount					75.89	$ 123.13	$ 99.15	$ 85.77	$ 109.42
Peer Group Total Shareholder Return Amount					91.29	$ 136.64	$ 93.07	$ 99.60	$ 113.20
Net Income (Loss) Attributable to Parent	$ 96,049,000	$ 100,013,000	$ 142,587,000	$ 106,060,000	$ 61,212,000
Company Selected Measure Amount	93,559,000	104,718,000	137,961,000	111,165,000	72,186,000
PEO Name	Maher	Maher	Maher	Maher	Maher
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Core Earnings
Non-GAAP Measure Description [Text Block]
(4)	Core earnings is a non-GAAP financial measure that excludes merger related expenses, net branch consolidation expense (benefit), net (gain) loss on equity investments, net loss on sale of investments, Federal Deposit Insurance Corporation special assessment, the provision for credit losses attributable to the Spring Garden Capital Group acquisition (for 2024) net gain on sale of the Bank’s trust business ,and the income tax effect of these items. For 2024, 2023, 2022, 2021, and 2020, the related GAAP amounts (in ‘000s) were $96,049, $100,013, $142,587, $106,060, and $61,212 respectively.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Core ROA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Core Efficiency Ratio
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	TSR
Equity Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,034,791)
Equity Awards [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(621,884)
Change In Defined Benefit Pension Value [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Change In Defined Benefit Pension Value [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Value Of Awards Granted In The Covered Year That Are Outstanding And Unvested At Year End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,251,909
Value Of Awards Granted In The Covered Year That Are Outstanding And Unvested At Year End [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	752,380
Change In Value Of Awards Granted In A Prior Year That Are Outstanding And Unvested At Year End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(111,887)
Change In Value Of Awards Granted In A Prior Year That Are Outstanding And Unvested At Year End [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,018)
Value Of Awards Granted In A Prior Year That Vest In The Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(71,855)
Value Of Awards Granted In A Prior Year That Vest In The Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(40,518)
Fair Value Of Awards Forfeited In Current Fiscal Year Determined At Prior Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Fair Value Of Awards Forfeited In Current Fiscal Year Determined At Prior Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Dividend Paid On Unvested Shares Share Units [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Dividend Paid On Unvested Shares Share Units [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0